Debt (details) - Debt Issuance (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended
	Jul. 25, 2013	Dec. 31, 2013
Debt Instrument
Net proceeds of issuance, after original issuance discount and deduction of underwriting expenses and commissions and other expenses		$ 494
4.60% Senior notes due August 1, 2043 [Member]
Debt Instrument
Debt, principal amount	500
Interest rate (percent)	4.60%
Net proceeds of issuance, after original issuance discount and deduction of underwriting expenses and commissions and other expenses	$ 494
Debt instrument, redemption option, description		The senior notes are redeemable in whole at any time or in part from time to time, at the Company's option, at a redemption price equal to the greater of (a) 100% of the principal amount of senior notes to be redeemed or (b) the sum of the present value of the remaining scheduled payments of principal and interest on the senior notes to be redeemed (exclusive of interest accrued to the date of redemption) discounted to the date of redemption on a semi-annual basis (assuming a 360-day year consisting of twelve 30-day months) at the then current treasury rate (as defined) plus 15 basis points.
Percentage of principal amount at which redemption price may be set	100.00%
Basis points added to current treasury rate used in calculaiton of alternative redemption price	0.15%